Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2022
Loans Payable, Noncurrent [Abstract]
Long-Term Loans, Net Of Current Maturities	LONG-TERM LOANS, NET OF CURRENT MATURITIES

	Currency	Interest %	Years of maturity	December 31, 2022	December 31, 2021
Long-term loans	USD	L + 1.35% - 1.75%	2023-2026	$213,559	$330,009
	EURO	2.02% - 2.40%	2023-2028	60,190	28,012
	Other			1,954	5,015
				275,703	363,036
Less: current maturities				11,162	6,412
				$264,541	$356,624

For covenants see Note 21E.

As of December 31, 2022, the LIBOR quarterly interest rate for long-term loans denominated in U.S. dollars was 4.78%.

The maturities of these loans for periods after December 31, 2022, are as follows:

2023 - current maturities	11,162
2024	3,692
2025	46,238
2026 and thereafter	214,611
$275,703